TABLE OF CONTENTS
                                                                            PAGE
Financial Statements and Highlights
 Statements of Assets and Liabilities................................... 2
 Statements of Operations ............................................... 3
 Statements of Changes in Net Assets.................................... 4
 Notes to Financial Statements.......................................... 5
 Schedules of Investments
  International Emerging Markets Portfolio..............................8
  International Securities Portfolio....................................11
 Financial Highlights................................................... 14
Report of Independent Auditors..........................................15
Fund Directors..........................................................16


                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                               INTERNATIONAL     INTERNATIONAL
                                              EMERGING MARKETS    SECURITIES
                                                 PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........   $  8,138,190      $ 37,474,285
                                               ============      ============
FOREIGN CURRENCY--AT COST ..................   $      1,115      $    107,459
                                               ============      ============
ASSETS
Investment in securities--at value..........   $ 10,557,146      $ 35,950,412
Foreign currency--at value..................          1,114           105,890
Cash........................................        130,861           450,102
Receivables:
 Dividends and interest.....................         28,440            80,687
 Investment securities sold.................         14,873           289,998
Other assets................................             --               109
                                               ------------      ------------
                                Total Assets     10,732,434        36,877,198
LIABILITIES
Accrued expenses............................          2,322             6,221
Payables:
 Investment securities purchased............             --           222,357
                                               ------------      ------------
                           Total Liabilities          2,322           228,578
                                               ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES    $ 10,730,112      $ 36,648,620
                                               ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital............................   $ 21,965,467      $ 46,748,059
Accumulated undistributed (overdistributed)
 net investment income (operating loss).....         (4,467)             (519)
Accumulated undistributed (overdistributed)
 net realized gain (loss)...................    (13,645,995)       (8,573,385)
Net unrealized appreciation (depreciation)
 of investments.............................      2,418,956        (1,523,873)
Net unrealized appreciation (depreciation)
 on translation of assets and liabilities in
 foreign currencies.........................         (3,849)           (1,662)
                                               ------------      ------------
                            Total Net Assets   $ 10,730,112      $ 36,648,620
                                               ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................    100,000,000       100,000,000
Shares issued and outstanding...............      1,214,964         3,649,004
NET ASSET VALUE PER SHARE ..................   $       8.83      $      10.04
                                               ============      ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2001
 -------------------------------------------------------------------------------

                                               INTERNATIONAL     INTERNATIONAL
                                              EMERGING MARKETS    SECURITIES
                                                 PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends..................................   $    782,771      $    676,119
 Withholding tax on foreign dividends.......        (91,749)          (96,624)
 Interest...................................         92,057            67,639
                                               ------------      ------------
                                Total Income        783,079           647,134
Expenses:
 Management and investment advisory fees....        376,768           362,216
                                               ------------      ------------
      Net Investment Income (Operating Loss)        406,311           284,918

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................    (11,886,815)       (7,794,618)
 Foreign currency transactions..............        (30,094)          (10,118)
Change in unrealized
 appreciation/depreciation of:
 Investments................................      9,468,309        (4,827,690)
 Translation of assets and liabilities in
  foreign currencies........................         (2,434)           (2,678)
                                               ------------      ------------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies     (2,451,034)      (12,635,104)
                                               ------------      ------------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations   $ (2,044,723)     $(12,350,186)
                                               ============      ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                            YEARS ENDED DECEMBER 31
 -------------------------------------------------------------------------------

                                 INTERNATIONAL                   INTERNATIONAL
                                EMERGING MARKETS                   SECURITIES
                                   PORTFOLIO                       PORTFOLIO
----------------------------------------------------------------------------------------
                            YEAR             YEAR             YEAR            YEAR
                            ENDED            ENDED            ENDED           ENDED
                        DECEMBER 31,     DECEMBER 31,      DECMBER 31,    DECEMBER 31,
                            2001             2000             2001            2000
                        -------------  -----------------  -------------  ---------------
----------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    406,311   $    339,347       $    284,918    $    415,995
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........   (11,916,909)     4,016,367         (7,804,736)      4,927,213
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     9,465,875    (41,769,375)        (4,830,368)    (10,033,480)
                         ------------   ------------       ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (2,044,723)   (37,413,661)       (12,350,186)     (4,690,272)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................            --             --           (173,698)       (353,008)
Dividends in excess of
 net investment income.            --       (828,774)           (38,412)             --
From net realized gain
 on investments and
 foreign currency
 transactions..........            --             --                 --      (4,333,731)
Excess distribution of
 net realized gain on
 investments and
 foreign currency
 transactions..........            --             --                 --      (1,133,752)
                         ------------   ------------       ------------    ------------
    Total Dividends and
          Distributions            --       (828,774)          (212,110)     (5,820,491)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............            --             --                112         640,575
Shares issued in
 reinvestment of
 dividends and
 distributions.........            --        700,463            137,974       3,673,426
Shares redeemed........   (64,000,228)   (15,257,652)/(a)/      (20,000)     (6,051,374)
                         ------------   ------------       ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (64,000,228)   (14,557,189)           118,086      (1,737,373)
                         ------------   ------------       ------------    ------------
         Total Increase
             (Decrease)   (66,044,951)   (52,799,624)       (12,444,210)    (12,248,136)

NET ASSETS
Beginning of period....    76,775,063    129,574,687         49,092,830      61,340,966
                         ------------   ------------       ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 10,730,112   $ 76,775,063       $ 36,648,620    $ 49,092,830
                         ============   ============       ============    ============
Undistributed Net
 Investment Income
 (Operating Loss)......  $     (4,467)  $    (66,352)      $       (519)   $   (111,220)
                         ============   ============       ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............            --             --                 --          38,282
Shares issued in
 reinvestment of
 dividends and
 distributions.........            --         52,195             13,170         284,376
Shares redeemed........    (7,014,056)    (1,619,561)/(a)/       (1,581)       (371,386)
                         ------------   ------------       ------------    ------------
Net Increase (Decrease)    (7,014,056)    (1,567,366)            11,589         (48,728)
                         ============   ============       ============    ============



/(a) /Includes a redemption in kind of $13,039,501 and 1,388,658 shares. See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Investors Fund, Inc. (the "Fund") consists of two portfolios (International Emerging Markets Portfolio and International Securities Portfolio; known as the "Portfolios") with a fiscal year end of December 31, presented herein, and 44 funds with a fiscal year end of October 31. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Portfolios:



SECURITY VALUATION. . The Portfolios value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.



FOREIGN SECURITIES. . Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of each portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Manangement Corporation (the "Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each portfolio invests in foreign securities listed on foreign exchanges which trade on days on which a portfolio does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each portfolio's net asset value could be significantly affected on days when shareholders do not have access to the Portfolios.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



INCOME AND INVESTMENT TRANSACTIONS. . The Portfolios record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Portfolios record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Portfolios are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities purchased are accreted/amortized, over the lives of the respective securities.



DISTRIBUTIONS TO SHAREHOLDERS . Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for net operating losses, redemptions in kind, sales of Passive Foreign Investment Companies, losses deferred due to wash sales and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. On December 31, 2001, the International Emerging Markets Porfolio made a consent distribution of $415,279 to Principal Life Insurance Company. A consent distribution is a theoretical distribution made to shareholders who agree to treat the distribution as an actual distribution. A consent distribution decreases the earnings and profits and increases the paid-in capital of the portfolio.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.



FEDERAL INCOME TAXES. . No provision for federal income taxes is considered necessary because each portfolio is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

At December 31, 2001, International Emerging Markets Portfolio and the International Securities Portfolio had approximate net capital loss carryforwards expiring in 2009 of $12,101,000 and $7,817,000, respectively. The International Securities Portfolio also had significant post-October losses of approximately $510,000.



OTHER . The Financial Accounting Standards Board recently approved the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supercedes a previous version of the AICPA Audit and Accounting Guide for Investment Companies and Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. As required, the Portfolios have adopted the provisions of the Guide.


3. OPERATING POLICIES



LINE OF CREDIT. . The Portfolios participate with other funds and accounts managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds, accounts and portfolios in proportion to their average net assets during each calendar quarter. At December 31, 2001, the Portfolios had no outstanding borrowings under the line of credit.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICE. . The Fund has agreed to pay an investment advisory and management fee, computed at an annual percentage rate of each portfolio's average daily net assets, to Principal Management Corporation and to Invista Capital Management, LLC ("Invista"). Principal Management Corporation is wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc. Invista is an indirect, wholly-owned subsidiary of Principal Life Insurance Company. Pursuant to a sub-advisory agreement, Invista has agreed to provide investment advisory services in return for the advisory fee paid by the Fund and to reimburse the Manager for the other costs it incurs under the management agreement. The annual rates used in this calculation for the Portfolios are as follows:

                                             NET ASSETS VALUE OF PORTFOLIO
                                                     (IN MILLIONS)
                                           ------------------------------
                                             FIRST        NEXT        NEXT
                                              $250        $250        $500
                                             -----        ----        ----
 International Emerging Markets Portfolio    1.15%       1.05%        .95%
 International Securities Portfolio           .90         .90         .90




AFFILIATED OWNERSHIP. . At December 31, 2001, Principal Life Insurance Company owned 1,214,964 and 1,826,967 shares of International Emerging Markets Portfolio and International Securities Portfolio, respectively.



AFFILIATED BROKERAGE COMMISSIONS. . No brokerage commissions were paid by the Fund to affiliated broker dealers during the period.


5. INVESTMENT TRANSACTIONS

For the year ended December 31, 2001, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Portfolios were as follows:

                                                                                      PURCHASES             SALES
                                                                               -----------------------  -------------
 International Emerging Markets Portfolio                                            $31,843,740         $90,156,819
 International Securities Portfolio                                                   33,903,034          34,954,470




At December 31, 2001, net federal income tax unrealized appreciation (depreciation) of investments by the Portfolios was composed of the following:

                                                                    GROSS UNREALIZED            NET UNREALIZED
                                                           ----------------------------------   APPRECIATION
                                              INVESTMENTS                                       (DEPRECIATION)
                                              AT TAX COST  APPRECIATION       (DEPRECIATION)    OF INVESTMENTS
                                              -----------  ------------       --------------    --------------
 International Emerging Markets Portfolio     $ 9,683,336  $  1,418,390       $   (544,580)      $   873,810
 International Securities Portfolio            37,721,242     1,609,824         (3,380,654)       (1,770,830)




The Portfolios' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry.


6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during 2001 and 2000 was as follows:

                                    2001                                     ORDINARY INCOME   LONG-TERM CAPITAL GAIN
                                                                             ---------------  ------------------------
 International Emerging Markets Portolio                                        $415,279                 --
 International Securities Portfolio                                              212,110                  --

                2000                  ORDINARY INCOME   LONG-TERM CAPITAL GAIN
                                      ---------------  ------------------------
 International Emerging Markets
 Portolio                                $     --             $2,615,178
 International Securities Portfolio       380,695              5,450,032

As of December 31, 2001, the Portfolios had no distributable earnings on a tax basis.

                            SCHEDULE OF INVESTMENTS
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                               DECEMBER 31, 2001

                                                     Shares
                                                      Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (89.88%)
ADVERTISING AGENCIES (1.48%)
                                                                         $
 Cheil Communications                                   1,550              159,307
AEROSPACE & DEFENSE (0.65%)
 Empresa Bras de Aeronautica                            3,137               69,422
AGRICULTURAL OPERATIONS (1.26%)
 Bunge /1/                                              5,820              135,490
AIRPORT DEVELOPMENT & MAINTENANCE (0.69%)
 Grupo Aeroportuario de Sureste /1/                     4,797               73,874
APPLICATIONS SOFTWARE (0.85%)
 Satyam Computer Services                              18,647               91,379
AUTO-CARS & LIGHT TRUCKS (1.35%)
 Hyundai Motor                                          7,050              144,381
BREWERY (2.62%)
 Grupo Modelo                                          22,668               50,807
 Hite Brewery                                           4,442              181,941
 South African Brewery                                  7,354               48,434
                                                                           281,182
BROADCASTING SERVICES & PROGRAMMING (0.65%)
 Grupo Televisa                                         1,620               69,952
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.94%)
 Cemex                                                 20,184              100,980
BUILDING-HEAVY CONSTRUCTION (1.13%)
 IJM                                                  108,000              121,072
BUILDING-RESIDENTIAL & COMMERCIAL (1.55%)
 Hyundai Development                                   27,450              166,769
CASINO HOTELS (1.00%)
 Genting Berhad                                        38,900              107,485
CELLULAR TELECOMMUNICATIONS (4.54%)
 Advanced Info Service Public                          72,300               66,612
 America Movil /1/                                     10,859              211,533
 China Mobile /1/                                      49,050              172,665
 Tele Centro Oeste Celular Participacoes                5,178               36,246
                                                                           487,056
COMMERCIAL BANKS (6.70%)
 Akbank                                            21,533,000               68,077
 Banco Santander                                        6,708              124,903
 Bank Pekao                                             3,650               73,791
 Bank Sinopac                                         134,246               56,016
 Chinatrust Commercial Bank                           127,750               76,672
 Kookmin Bank                                           5,068              192,142
 OTP Bank                                               2,120              127,295
                                                                           718,896
COMMERCIAL SERVICES (0.59%)
 Cosco Pacific                                        122,000               62,972
DISTRIBUTION/WHOLESALE (1.44%)
 Esprit Holdings                                      137,082              154,698
DIVERSIFIED FINANCIAL SERVICES (1.37%)
 FirstRand                                             90,500               56,209
                                                     Shares
                                                      Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
                                                                         $
 Shinhan Financial Group /1/                            6,800               90,856
                                                                           147,065
DIVERSIFIED MINERALS (4.56%)
 Anglo American                                        11,384              173,868
 Antofagasta                                           16,242              125,048
 BHP Billiton                                          37,041              189,915
                                                                           488,831
DIVERSIFIED OPERATIONS (2.21%)
 Beijing Enterprises                                  112,000              137,883
 Grupo Carso                                           29,700               99,124
                                                                           237,007
ELECTRIC-DISTRIBUTION (0.61%)
 Eletropaulo Metropolitana                          1,932,000               65,223
ELECTRIC-GENERATION (2.15%)
 CEZ                                                   38,100               83,079
 Huaneng Power International                          245,500              147,969
                                                                           231,048
ELECTRIC-INTEGRATED (4.40%)
 Empresa Nacional de Electricidad                      15,482              160,703
 Korea Electric Power                                  11,456              104,823
 Unified Energy Systems                                13,111              206,236
                                                                           471,762
ELECTRONIC COMPONENTS-MISCELLANEOUS (5.42%)
 Asustek Computer                                      18,000               78,708
 Procomp Informatics /1/                                  952                1,796
 Samsung Electronics                                    2,360              501,287
                                                                           581,791
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.47%)
 MediaTek                                               3,000               50,414
ELECTRONIC CONNECTORS (1.07%)
 Hon Hai Precision Industry                            25,000              114,318
FINANCE-INVESTMENT BANKER & BROKER (0.88%)
 Samsung Securities                                     2,600               94,716
FINANCE-OTHER SERVICES (1.50%)
 Grupo Financiero BBVA Bancomer                       175,847              161,107
FOOD-MEAT PRODUCTS (0.73%)
 People's Food Holdings                               145,690               78,506
FOOD-MISCELLANEOUS/DIVERSIFIED (0.54%)
 Indofood Sukses Makmur                               967,500               58,143
GAS-DISTRIBUTION (0.56%)
 OAO Gazprom                                            5,984               59,541
INTERNET INFRASTRUCTURE SOFTWARE (0.55%)
 RADVision /1/                                          7,782               59,065
MEDICAL-DRUGS (2.11%)
 Ranbaxy Laboratories                                   8,500              121,692
 Teva Pharmaceutical Industries                         1,696              104,524
                                                                           226,216
                                                     Shares
                                                      Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-ALUMINUM (1.53%)
                                                                         $
 Hindalco Industries /2/                               12,651              164,589
MONEY CENTER BANKS (2.17%)
 HDFC Bank /1/                                          6,195               90,137
 State Bank of India /2/                                6,774               55,886
 United Overseas Bank                                  12,658               87,063
                                                                           233,086
NIGHT CLUBS (0.63%)
 Corporacion Interamericana de
  Entretenimiento /1/                                  30,000               67,143
OIL COMPANY-INTEGRATED (4.23%)
 Petroleo Brasileiro                                    3,747               87,305
 Sasol                                                 13,310              116,955
 Surgutneftegaz                                        10,364              162,093
 YUKOS /1/                                              1,110               87,020
                                                                           453,373
PAPER & RELATED PRODUCTS (2.30%)
 Aracruz Celulose                                       1,591               28,925
 Sappi                                                 21,791              218,001
                                                                           246,926
PETROCHEMICALS (1.16%)
 IOI Berhad                                           123,000              124,293
PLATINUM (1.69%)
 Anglo American Platinum                                4,860              181,030
REAL ESTATE OPERATOR & DEVELOPER (0.88%)
 Consorcio ARA /1/                                     53,700               94,649
RETAIL-DISCOUNT (0.58%)
 Walmart de Mexico                                     22,729               61,976
RETAIL-MAJOR DEPARTMENT STORE (0.77%)
 Shinsegae Department Store                               780               82,543
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (7.42%)
 Sunplus Technology                                    24,000               74,078
 Taiwan Semiconductor Manufacturing /1/               122,760              306,988
 United Microelectronics /1/                          284,800              415,113
                                                                           796,179
STEEL-PRODUCERS (0.70%)
 Pohang Iron & Steel                                    3,277               75,371
TELECOMMUNICATION SERVICES (2.75%)
 Korea Telecom                                          5,175              105,208
 SK Telecom                                             8,799              190,234
                                                                           295,442
TELEPHONE-INTEGRATED (2.94%)
 Telecomunicacoes Brasileiras                      17,190,000                  223
 Telefonos de Mexico                                    9,014              315,670
                                                                           315,893
TEXTILE-PRODUCTS (1.13%)
 Texwinca Holdings                                    254,000              121,334
                                                     Shares
                                                      Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (2.43%)
                                                                         $
 Korea Tobacco & Ginseng /1/ /2/                        8,640               66,960
 PT Hanjaya Mandala Sampoerna                         203,500               62,615
 Souza Cruz                                            21,285              130,815
                                                                           260,390
                                         TOTAL COMMON STOCKS             9,643,885

                                                     Shares
                                                      Held                 Value
-----------------------------------------------------------------------------------------
PREFERRED STOCKS (1.80%)
DIVERSIFIED MINERALS (0.62%)
 Cia Vale Do Rio Doce                                   2,844               66,100
TELEPHONE-INTEGRATED (1.18%)
 Tele Norte Leste Participacoes                     4,898,654              127,190
                                      TOTAL PREFERRED STOCKS               193,290


See accompanying notes.

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                               DECEMBER 31, 2001


-----------------------------------------------------------------------------------------

                                                                       -------------

See accompanying notes.

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                               DECEMBER 31, 2001


/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $287,435 or 2.68% of net assets.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Brazil                       746,937              7.08%
 Chile                        160,703              1.52
 China                        147,969              1.40
 Czech Republic                83,079              0.79
 Hong Kong                    649,552              6.15
 Hungary                      127,295              1.21
 India                        572,117              5.42
 Indonesia                    120,758              1.14
 Israel                       163,591              1.55
 Korea                      2,156,539             20.43
 Malaysia                     352,851              3.34
 Mexico                     1,306,814             12.38
 Poland                        73,791              0.70
 Russia                       514,889              4.88
 Singapore                    165,569              1.57
 South Africa                 572,195              5.42
 Taiwan                     1,174,103             11.12
 Thailand                      66,612              0.63
 Turkey                        68,077              0.64
 United Kingdom               488,831              4.63
 United States                844,874              8.00
             TOTAL        $10,557,146            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       INTERNATIONAL SECURITIES PORTFOLIO

                               DECEMBER 31, 2001

                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (98.09%)
ADVERTISING SERVICES (1.21%)
                                                                      $
 Havas Advertising                                   6,679                 48,349
 WPP Group                                          36,049                396,641
                                                                          444,990
AEROSPACE & DEFENSE (1.02%)
 BAE Systems                                        83,126                374,136
AIRLINES (0.49%)
 Deutsche Lufthansa                                 13,230                177,878
AUDIO & VIDEO PRODUCTS (0.93%)
 Pioneer                                            15,570                339,770
AUTO-CARS & LIGHT TRUCKS (3.13%)
 Bayerische Motoren Werke                            9,774                344,195
 Honda Motor                                         7,540                300,887
 Hyundai Motor                                       4,110                 84,171
 Nissan Motor                                       51,880                275,115
 PSA Peugeot Citroen                                 3,361                142,898
                                                                        1,147,266
BEVERAGES-WINE & SPIRITS (0.95%)
 Diageo                                             30,380                346,867
BREWERY (1.11%)
 Interbrew /1/                                      14,900                407,959
BROADCASTING SERVICES & PROGRAMMING (0.59%)
 Grupo Televisa                                      4,994                215,641
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.11%)
 Cemex                                               4,720                116,584
 Lafarge                                             7,042                657,744
                                                                          774,328
CELLULAR TELECOMMUNICATIONS (4.18%)
 America Movil /1/                                  18,936                368,873
 China Mobile /1/                                   46,460                163,548
 NTT DoCoMo                                             14                164,505
 Vodafone Group                                    319,187                835,019
                                                                        1,531,945
CHEMICALS-DIVERSIFIED (2.54%)
 Akzo Nobel                                         13,762                614,522
 DSMA                                                8,690                317,318
                                                                          931,840
COMMERCIAL BANKS (4.44%)
 Fortis                                             29,489                764,079
 Julius Baer Holding                                   520                175,390
 Kookmin Bank                                        3,774                143,072
 Nordea                                            102,675                543,244
                                                                        1,625,785
DISTRIBUTION-WHOLESALE (0.50%)
 Buhrmann                                           16,745                183,837
DIVERSIFIED MINERALS (0.59%)
 BHP Billiton                                       42,736                217,071
DIVERSIFIED OPERATIONS (1.34%)
 China Resources Enterprises                       168,840                158,060
 Citic Pacific                                      64,400                143,287
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATIONS (CONTINUED)
                                                                      $
 Groupe Bruxelles Lambert                            3,610                189,807
                                                                          491,154
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (0.72%)
 Vivendi Universal                                   4,818                263,832
DRUG DELIVERY SYSTEMS (1.23%)
 Elan /1/                                           10,021                451,546
ELECTRIC COMPONENT-MISCELLANEOUS (0.58%)
 NEC                                                20,700                211,170
ELECTRIC PRODUCTS-MISCELLANEOUS (0.53%)
 Sharp                                              16,600                194,169
ELECTRIC-INTEGRATED (2.23%)
 E.On AG                                             4,982                259,061
 Scottish & Southern Energy                         20,575                182,663
 Scottish Power /1/                                 42,534                235,235
 Tokyo Electric Power                                6,510                138,585
                                                                          815,544
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.15%)
 Flextronics International /1/                      10,391                249,280
 Koninklijke Philips Electronics                     7,514                223,328
 Samsung Electronics                                 1,491                316,702
                                                                          789,310
ELECTRONIC CONNECTORS (0.57%)
 Hon Hai Precision Industry                         46,000                210,346
FABRICATED STRUCTURAL METAL PRODUCTS (0.37%)
 Usinor                                             10,704                133,908
FINANCE-INVESTMENT BANKER & BROKER (2.14%)
 Nomura Securities                                  38,810                497,488
 Van Der Moolen Holding                              9,981                286,609
                                                                          784,097
FOOD-MISCELLANEOUS/DIVERSIFIED (2.31%)
 Nestle                                              3,072                654,995
 Unilever                                            3,236                189,736
                                                                          844,731
FOOD-RETAIL (1.82%)
 Koninklijke Ahold                                  11,533                335,590
 Safeway                                            71,701                331,845
                                                                          667,435
GAS-DISTRIBUTION (0.80%)
 Centrica                                           90,392                292,055
INTERNET SECURITY (0.91%)
 Check Point Software Technologies /1/               8,350                333,081
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.99%)
 Amvescap                                           25,057                363,586
MACHINERY-ELECTRICAL (0.91%)
 Schneider Electric                                  6,916                332,532
MEDICAL-DRUGS (7.98%)
 Aventis                                            10,985                780,038
 Biovail /1/                                         1,433                 80,606
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                      $
 Biovail /1/                                         2,938                163,662
 GlaxoSmithKline /1/                                20,654                517,631
 Novartis                                           10,664                385,376
 Schering                                           10,665                570,717
 Takeda Chemical Industries                          5,475                247,724
 Yamanouchi Pharmaceutical                           6,772                178,782
                                                                        2,924,536
METAL PROCESSORS & FABRICATORS (0.48%)
 Pechiney                                            3,413                175,954
METAL-ALUMINUM (1.36%)
 Alcan                                              13,833                497,020
MONEY CENTER BANKS (12.42%)
 ABN AMRO Holding                                   18,680                300,885
 Barclays                                            9,591                317,562
 BNP Paribas                                         7,255                649,215
 Credit Suisse Group                                16,491                703,224
 Deutsche Bank                                       6,627                467,924
 KBC Bancassurance Holding                           8,598                288,618
 Royal Bank of Canada                               16,412                532,892
 San Paolo-IMI                                      20,994                225,251
 Standard Chartered                                 23,945                285,766
 UBS                                                15,427                778,644
                                                                        4,549,981
MORTGAGE BANKS (0.65%)
 Abbey National                                     16,769                239,175
MULTI-LINE INSURANCE (4.58%)
 Assurances Generales de France                      4,998                239,867
 ING Groep                                          31,862                812,514
 Riunione Adriatica di Sicurta                      35,376                416,729
 Royal & Sun Alliance Insurance Group               36,608                210,853
                                                                        1,679,963
MULTIMEDIA (0.68%)
 News                                                7,873                250,440
OFFICE AUTOMATION & EQUIPMENT (0.70%)
 Canon                                               7,485                257,572
OIL COMPANY-INTEGRATED (6.73%)
 BP Amoco                                           54,278                421,050
 ENI                                                53,600                671,974
 Shell Transport & Trading                          60,818                420,665
 TotalFinaElf                                        6,677                953,610
                                                                        2,467,299
OIL REFINING & MARKETING (0.59%)
 Statoil /1/                                        31,334                214,849
PAPER & RELATED PRODUCTS (0.61%)
 Stora Enso Oyj                                     10,600                135,722
 UPM-Kymmene Oyj                                     2,643                 87,661
                                                                          223,383
PUBLIC THOROUGHFARES (1.15%)
 Brisa-Auto Estradas de Portugal                    99,224                420,541
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-PERIODICALS (0.35%)
                                                                      $
 United Business Media                              18,425                128,716
REINSURANCE (3.27%)
 Converium Holding                                   5,775                280,698
 Muenchener Rueckversicherungs-Gesellschaft          3,379                917,642
                                                                        1,198,340
RETAIL-APPAREL & SHOE (1.00%)
 Inditex                                             9,169                174,793
 Matalan /1/                                        37,945                193,288
                                                                          368,081
RETAIL-MAJOR DEPARTMENT STORE (1.41%)
 Metro                                              14,710                517,362
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.56%)
 Taiwan Semiconductor Manufacturing /1/             84,000                210,060
 United Microelectronics /1/                       248,000                361,475
                                                                          571,535
STEEL-PRODUCERS (0.58%)
 Pohang Iron & Steel                                 2,289                212,606
TELECOMMUNICATION EQUIPMENT (0.33%)
 Spirent                                            52,832                121,489
TELECOMMUNICATION SERVICES (2.15%)
 Amdocs /1/                                         12,390                420,889
 Korea Telecom                                      13,834                281,245
 Telstra                                            30,698                 85,486
                                                                          787,620
TELEPHONE-INTEGRATED (2.08%)
 BT Group                                           42,260                154,839
 Swisscom                                              527                146,010
 TDC                                                 6,073                216,363
 Telecom Italia                                     28,719                245,485
                                                                          762,697
TELEVISION (0.72%)
 Granada                                           127,211                265,680
TOYS (1.04%)
 Nintendo                                              611                106,993
 Sega /1/                                           13,665                272,653
                                                                          379,646
TRANSPORT-MARINE (0.51%)
 Nippon Yusen Kabushiki Kaisha                      62,400                188,066
TRANSPORT-RAIL (0.72%)
 East Japan Railway                                     55                265,642
WATER (0.71%)
 Suez                                                8,588                259,990
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WATER TREATMENT SYSTEMS (0.34%)
                                                                      $
 Vivendi Environnement /1/                           3,685                122,911
 Vivendi Environnement                               3,685                  1,509
                                                                          124,420
                                      TOTAL COMMON STOCKS              35,950,412
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (98.09%)              35,950,412
CASH AND RECEIVABLES, NET OF LIABILITIES (1.91%)                          698,208
                               TOTAL NET ASSETS (100.00%)             $36,648,620
                                                                      -------------

See accompanying notes.

                       INTERNATIONAL SECURITIES PORTFOLIO

                               DECEMBER 31, 2001

See accompanying notes.

                       INTERNATIONAL SECURITIES PORTFOLIO

                               DECEMBER 31, 2001


/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Australia                    335,926              0.93%
 Belgium                    1,650,463              4.59
 Canada                     1,193,573              3.32
 Denmark                      216,363              0.60
 Finland                      223,383              0.62
 France                     4,762,358             13.25
 Germany                    3,254,778              9.05
 Hong Kong                    464,894              1.29
 Israel                       333,082              0.93
 Italy                      1,559,440              4.34
 Japan                      3,639,120             10.12
 Korea                      1,037,797              2.89
 Mexico                       701,098              1.95
 Netherlands                3,264,340              9.08
 Norway                       214,849              0.60
 Portugal                     420,541              1.17
 Spain                        174,793              0.49
 Sweden                       543,244              1.51
 Switzerland                3,124,337              8.69
 Taiwan                       781,881              2.17
 United Kingdom             7,303,377             20.32
 United States                750,775              2.09
             TOTAL        $35,950,412            100.00%
                          -------------          ---------

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2001       2000        1999      1998      1997/(A)/
                           ----       ----        ----      ----      ----
INTERNATIONAL EMERGING MARKETS PORTFOLIO
----------------------------------------
Net Asset Value,
 Beginning of Period..    $9.33     $13.23       $8.21    $10.14      $9.94
Income from Investment
 Operations:
 Net Investment Income     0.29       0.01        0.09      0.17       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.79)     (3.83)       5.10     (1.91)      0.21
                          -----      -----        ----     -----       ----
 Total From Investment
            Operations    (0.50)     (3.82)       5.19     (1.74)      0.22
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --      (0.08)      (0.17)    (0.17)     (0.02)
 Distributions from
  Capital Gains.......       --         --          --     (0.02)        --
  -----                                                    -----
   Total Dividends and
         Distributions       --      (0.08)      (0.17)    (0.19)     (0.02)
  ----                               -----       -----     -----      -----
Net Asset Value, End
 of Period............    $8.83      $9.33      $13.23     $8.21     $10.14
                          =====      =====      ======     =====     ======
Total Return..........    (5.36)%   (29.03)%     63.37%   (17.21)%     1.40%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,730    $76,775    $129,575   $79,481    $32,488
 Ratio of Expenses to
  Average Net Assets..     1.15%      1.15%       1.15%     1.15%      1.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.25%      0.29%       0.94%     2.11%      0.91%/(c)/
 Portfolio Turnover
  Rate................    107.1%     106.0%      107.5%     36.5%      12.3%/(c)/

                           2001       2000        1999      1998       1997
                           ----       ----        ----      ----       ----
INTERNATIONAL SECURITIES PORTFOLIO
----------------------------------
Net Asset Value,
 Beginning of Period..   $13.50     $16.64      $14.90    $14.45     $13.67
Income from Investment
 Operations:
 Net Investment Income     0.08       0.12        0.40      0.24       0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (3.48)     (1.53)       3.60      1.12       1.46
                          -----      -----        ----      ----       ----
 Total From Investment
            Operations    (3.40)     (1.41)       4.00      1.36       1.70
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)     (0.10)      (0.41)    (0.23)     (0.24)
 Distributions from
  Capital Gains.......       --      (1.63)      (1.85)    (0.68)     (0.68)
  ----                               -----       -----     -----      -----
   Total Dividends and
         Distributions    (0.06)     (1.73)      (2.26)    (0.91)     (0.92)
                          -----      -----       -----     -----      -----
Net Asset Value, End
 of Period............   $10.04     $13.50      $16.64    $14.90     $14.45
                         ======     ======      ======    ======     ======
Total Return..........   (25.22)%    (7.97)%     27.89%     9.55%     12.55%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $36,649    $49,093     $61,341   $47,912    $37,684
 Ratio of Expenses to
  Average Net Assets..     0.90%      0.90%       0.90%     0.90%      0.90%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.71%      0.75%       2.74%     1.60%      1.73%
 Portfolio Turnover
  Rate................     87.2%     101.0%       71.4%     36.7%      30.8%



/(a) /Period from November 26, 1997, date shares first offered, through December
  31, 1997. International Emerging Markets Portfolio recognized $.02 of net investment income per share and incurred an unrealized loss of $.08 per share from November 17, 1997 through November 25, 1997.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         REPORT OF INDEPENDENT AUDITORS



The Boards of Directors and
Shareholders
Principal Investors Fund, Inc.:
International Emerging Markets
Portfolio

International Securities Portfolio



We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the International Emerging Markets and International Securities Portfolios of Principal Investors Fund, Inc. as of December 31, 2001, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and brokers. As to securities relating to uncompleted transactions, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the International Emerging Markets and International Securities Portfolios of Principal Investors Fund, Inc. at December 31, 2001, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



                                                      /s/Ernst & Young LLP



Des Moines, Iowa
January 25, 2002

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Variable Contracts Fund, Inc. and the Principal Mutual Funds that are also sponsored by Principal Life. Directors considered to be "interested persons" are defined in the Investment Company Act of 1940, as amended. The interested persons shown below are considered to be interested because of a current or former affiliation with the Manager or Principal Life.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED

IN THE 1940 ACT. .

 James D. Davis                Attorney. Vice President, Deere and Company,
 Director since 1974           Retired.
 4940 Center Court,
 Bettendorf, Iowa
 03/22/34

 Pamela A. Ferguson
 Director since 1993
 Member Audit and
 Nominating Committee    Professor of Mathematics, Grinnell College since 1998.
 4112 River Oaks         Prior thereto, President, Grinnell College.
 Drive, Des Moines,
 Iowa
 05/05/43

 Richard W. Gilbert
 Director since 1985
 Member Audit and
 Nominating Committee    President, Gilbert Communications, Inc. since 1993.
 5040 Arbor Lane,        Prior thereto, President and Publisher, Pioneer Press.
 #302, Northfield,
 Illinois.
 05/08/40

 William C. Kimball
 Director since 1999     Chairman and CEO, Medicap Pharmacies, Inc. since 1998.
 4700 Westown Parkway,   Prior thereto, President and CEO.
 Suite. 300
 West Des Moines, Iowa
 11/28/47

 Barbara A. Lukavsky
 Director since 1987
 Member Audit and        President and CEO, Barbican Enterprises, Inc. since
 Nominating Committee    1997. President and CEO, Lu San ELITE USA, L.C.
 Member Executive        1985-1998.
 Committee
 13731 Bay Hill Court,
 Clive, Iowa
 09/10/40



THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF CURRENT OR FORMER AFFILIATION WITH THE MANAGER OR PRINCIPAL LIFE. .

                              Executive Vice President, Principal Life since 2000;
 John E. Aschenbrenner        Senior Vice President, 1996-2000; Vice President -
 Director since 1998          Individual Markets 1990-1996. Director, Principal
 08/16/49                     Management Corporation and Princor Financial Services
                              Corporation ("Princor").

 Ralph C. Eucher         Vice President, Principal Life Insurance Company since
 Director and            1999. Director and President, Princor and Principal
 President since 1999    Management Corporation since 1999. Prior thereto,
 Member Executive        Second Vice President, Principal Life Insurance
 Committee               Company.
 06/14/52


 Larry D. Zimpleman      Executive Vice President, Principal Life since 2001.
 Director and Chairman   Senior Vice President,1999-2001. Vice
 of the Board            President,1998-1999. Prior thereto, Vice
 since December 2001     President--Pension.
 Member Executive
 Committee
 09/07/51                .




The Audit and Nominating Committee considers management's recommendation of independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The following tables set forth the aggregate dollar range of mututal funds within the fund complex which are beneficially owned by the Directors. As of December 31, 2001, none of the Directors own any shares of the Principal Investors Fund, Inc. or shares of the Principal Variable Contracts Fund, Inc. (all of which are owned by the Principal Life Insurance Company).

                                     DIRECTORS NOT CONSIDERED TO BE "INTERESTED PERSONS"
                                --------------------------------------------------------------
                                 JAMES D.    PAMELA A.   RICHARD W.   WILLIAM C.    BARBARA A.
 PRINCIPAL MUTUAL FUNDS           DAVIS      FERGUSON      GILBERT      KIMBALL      LUKAVSKY
 ----------------------           -----      --------      -------      -------      --------
Balanced                            B            C            B            A             C
Blue Chip                           D            C            B            A             E
Bond                                B            C            C            A             E
Capital Value                       C            C            C            A             B
Cash Management                     C            B            C            A             D
European Equity                     A            B            A            B             A
Government Securities Income        B            C            B            A             A
Growth                              C            C            D            A             A
High Yield                          B            C            B            A             B
International                       B            C            C            A             E
International Emerging Markets      B            C            A            B             A
International SmallCap              C            C            A            B             A
LargeCap Stock Index                A            C            A            A             A
Limited Term Bond                   A            C            A            A             E
MidCap                              C            C            D            B             E
Pacific Basin                       A            C            A            B             A
Partners Equity Growth              A            C            A            B             B
Partners LargeCap Blend             A            A            A            A             A
Partners LargeCap Growth            A            B            A            A             A
Partners LargeCap Value             A            A            A            A             A
Partners MidCap Growth              A            C            A            A             A
Partners SmallCap Growth            A            A            A            A             A
Real Estate                         A            C            A            A             A
SmallCap                            A            C            A            B             D
Tax-Exempt Bond                     B            C            C            A             C
Utilities                           D            C            B            A             E
 TOTAL FUND COMPLEX                 E            E            E            C             E

                                 DIRECTORS CONSIDERED TO BE "INTERESTED PERSONS"
                        ------------------------------------------------------------------
 PRINCIPAL MUTUAL              JOHN E.               RALPH C.               LARRY D.
 FUNDS-----------           ASCHENBRENNER             EUCHER               ZIMPLEMAN*
 -----                      -------------             ------               ----------
Balanced                          B                     A                      A
Blue Chip                         C                     A                      A
Bond                              A                     A                      A
Capital Value                     C                     A                      A
Cash Management                   B                     B                      A
European Equity                   B                     A                      A
Government Securities
Income                            A                     C                      A
Growth                            C                     C                      A
High Yield                        B                     A                      A
International                     C                     B                      A
International Emerging
Markets                           A                     A                      A
International SmallCap            C                     A                      A
LargeCap Stock Index              A                     A                      A
Limited Term Bond                 B                     A                      A
MidCap                            C                     C                      A
Pacific Basin                     B                     A                      A
Partners Equity Growth            C                     C                      A
Partners LargeCap
Blend                             A                     D                      A
Partners LargeCap
Growth                            B                     A                      A
Partners LargeCap
Value                             A                     C                      A
Partners MidCap Growth            B                     A                      A
Partners SmallCap
Growth                            A                     A                      A
Real Estate                       C                     A                      A
SmallCap                          A                     A                      A
Tax-Exempt Bond                   A                     A                      A
Utilities                         B                     A                      A
 TOTAL FUND COMPLEX               E                     E                      A

A  None
B  $1 - $10,000                                                     *Elected to the board on
C  $10,001 - $50,000                                                 December 11, 2001.
D  $50,001 - $100,000
E  over $100,000



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